COMMITMENTS AND CONTINGENCIES - Convertible Note Financing (Details)	Feb. 09, 2024 USD ($) D $ / shares shares	Oct. 23, 2020 USD ($)	Dec. 31, 2023 $ / shares	Aug. 01, 2023 $ / shares
COMMITMENTS AND CONTINGENCIES
Market price of public shares (in Dollars per share) | $ / shares			$ 6.20	$ 10.57
Period To File Registration Statement With SEC	30 days
Sponsor
COMMITMENTS AND CONTINGENCIES
Value of shares issued		$ 25,000
Funicular Note
COMMITMENTS AND CONTINGENCIES
Aggregate principal amount	$ 6,000,000
Purchase price of notes	$ 6,000,000
Interest rate (in percent)	12.50%
Interest rate in the event of default (in percent)	20.00%
Conversion Price (in dollars per share) | $ / shares	$ 10.00
Threshold trading days over which VWAP is considered to make monthly adjustments to the Conversion price | D	5
Floor on Conversion price (in dollars per share) | $ / shares	$ 2.00
Market price of public shares (in Dollars per share) | $ / shares	$ 2.00
Number of days notice required for redemption of notes	30 days
Redemption price as a percentage of the outstanding principal amount (in percent)	101.00%
Threshold maximum percentage of outstanding common stock, above which stockholder's approval is required for conversion (in percent)	19.90%
Period To File Registration Statement With SEC	15 days
Number Of Days Within Which The Registration Statement Should Be Declared Effective	60 days
Stock issued for purchase price adjusted to additional paid in capital	5.00%
Funicular Note | Sponsor
COMMITMENTS AND CONTINGENCIES
Value of warrants issued	$ 24,982
Value of shares issued	978,650
Stock issued for purchase price adjusted to additional paid in capital	$ 1,003,632
Funicular Note | Sponsor | Private Placement
COMMITMENTS AND CONTINGENCIES
Number of private placement warrants transferred (in shares) | shares	600,000
Funicular Note | Sponsor | Founder Shares
COMMITMENTS AND CONTINGENCIES
Number of private placement warrants transferred (in shares) | shares	600,000